Average Annual Total Returns	12 Months Ended	19 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Solactive GBS Global Markets All Cap USD Index TR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.75%	18.54%
ROUNDHILL GENERATIVE AI & TECHNOLOGY ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	30.90%	33.48%
Performance Inception Date		May 17, 2023
ROUNDHILL GENERATIVE AI & TECHNOLOGY ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	30.90%	33.48%
ROUNDHILL GENERATIVE AI & TECHNOLOGY ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.29%	26.03%